Commitments - Additional Information (Detail) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments [abstract]
Purchase orders remain outstanding	$ 1,305,910	$ 1,327,294	$ 12,756,962
Deposits	$ 481,400	$ 481,400	$ 8,541,630